Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000007079 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000007079 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007079 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007079 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007079 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007079 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000007078 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000007078 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000007078 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007078 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007078 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007078 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000007078 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	22.00%